Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

2.  Discontinued Operations

As discussed in Note 1, on May 11, 2016, LSB and Consolidated entered into a definitive agreement with NIBE to sell all of the common stock of the Climate Control Group.  Therefore, the assets and liabilities of the Climate Control Group are classified as held for sale at December 31, 2015 and 2014.

The carrying amounts of the assets and liabilities of the Climate Control Group, are as follows:

	December 31,	December 31,
	2015	2014
	(In Thousands)
Cash and cash equivalents	$119	$1,815
Accounts receivable, net	43,001	44,334
Inventories, net	28,780	31,742
Other current assets	1,096	473
Property, plant and equipment, net	26,779	31,081
Intangible and other, net	7,002	1,445
Total assets classified as held for sale	106,777	110,890
Less noncurrent assets classified as held for sale	33,781	32,526
Current assets classified as held for sale	$72,996	$78,364

Accounts payable	20,003	12,811
Current and noncurrent accrued and other liabilities	24,659	26,025
Total liabilities classified as held for sale	44,662	38,836
Less noncurrent liabilities classified as held for sale	12,136	11,285
Current liabilities classified as held for sale	$32,526	$27,551

2.  Discontinued Operations (continued)

Summarized results of discontinued operations are as follows for:

	Year Ended December 31,
	2015	2014	2013
	(In Thousands)
Net sales	$274,086	$265,358	$285,018
Cost of sales	190,426	182,949	193,735
Selling, general and administrative expense	62,728	59,548	59,887
Interest expense	10	—	685
Other expense (income), net	608	219	(8)
Income from operations of discontinued operations	20,314	22,642	30,719
Provision for income taxes	8,933	8,095	11,357
Income from discontinued operations, including taxes	$11,381	$14,547	$19,362

Summarized condensed cash flow information of discontinued operations is as follows:

Year Ended December 31,
	2015	2014	2013
	(In Thousands)
Deferred income taxes	$8,917	$7,463	$11,219
Depreciation and amortization of property, plant and equipment	$4,566	$4,677	$4,310
Stock-based compensation	$634	$1,140	$1,093
Expenditures for property, plant and equipment	$863	$2,357	$5,155
Software and software development costs	$2,466	$360	$966